Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 96.1%
Air Freight & Logistics – 1.1%
Deutsche Post AG*	1,188,696	$43,359,617
Auto Components – 2.1%
Cie Generale des Etablissements Michelin SCA*	792,081	82,049,775
Banks – 3.3%
Industrial & Commercial Bank of China Ltd	150,111,000	90,924,845
United Overseas Bank Ltd	2,551,700	37,126,324
		128,051,169
Capital Markets – 4.4%
CITIC Securities Co Ltd	45,631,000	86,432,218
Intermediate Capital Group PLC	1,290,927	20,580,745
UBS Group AG	5,470,676	62,866,718
		169,879,681
Chemicals – 2.4%
Air Liquide SA	299,064	43,088,206
BASF SE	867,604	48,477,629
		91,565,835
Construction Materials – 2.0%
Anhui Conch Cement Co Ltd	5,290,000	35,581,516
LafargeHolcim Ltd*	920,811	40,285,091
		75,866,607
Containers & Packaging – 1.9%
Amcor PLC	7,159,599	72,123,110
Diversified Telecommunication Services – 3.5%
Deutsche Telekom AG	4,833,568	80,846,304
Koninklijke KPN NV	7,806,479	20,674,382
Telenor ASA	2,500,143	36,439,027
		137,959,713
Electric Utilities – 5.3%
EDP - Energias de Portugal SA	3,888,943	18,545,255
Enel SpA	5,341,467	46,013,825
Red Electrica Corp SA	4,288,931	79,939,037
Terna Rete Elettrica Nazionale SpA	8,746,349	60,044,336
		204,542,453
Electrical Equipment – 3.5%
Legrand SA	583,627	44,280,754
Schneider Electric SE	819,931	90,896,288
		135,177,042
Entertainment – 0.9%
Vivendi SA	1,380,674	35,385,347
Equity Real Estate Investment Trusts (REITs) – 4.7%
CyrusOne Inc	455,932	33,169,053
Dexus	11,564,500	73,674,506
VICI Properties Inc	3,697,544	74,653,413
		181,496,972
Food & Staples Retailing – 3.6%
Koninklijke Ahold Delhaize NV	2,243,028	61,075,483
Tesco PLC	27,779,391	78,423,594
		139,499,077
Food Products – 1.9%
Danone SA*	514,772	35,568,557
Tate & Lyle PLC	4,793,703	39,608,537
		75,177,094
Gas Utilities – 2.7%
Italgas SpA	2,753,732	15,977,389
Snam SpA	18,551,830	90,225,764
		106,203,153
Insurance – 9.7%
Allianz SE	312,094	63,653,666
AXA SA*	4,387,440	91,554,349
Direct Line Insurance Group PLC	14,225,174	47,695,255
Legal & General Group PLC	5,303,287	14,479,734
Manulife Financial Corp	4,785,401	65,114,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	196,018	50,867,377
Phoenix Group Holdings PLC	3,139,162	25,013,447
Swiss Re AG	258,735	19,923,276
		378,301,555
Machinery – 1.6%
Metso OYJ*	1,951,976	63,872,775

Shares or Principal Amounts		Value
Common Stocks – (continued)
Metals & Mining – 2.5%
Anglo American PLC	2,620,824	$60,570,329
BHP Group PLC	250,411	5,140,008
Rio Tinto PLC	563,982	31,730,015
		97,440,352
Multi-Utilities – 9.3%
DTE Energy Co	401,446	43,155,445
E.ON SE	8,408,996	94,532,436
National Grid PLC	6,011,879	73,604,649
RWE AG	3,962,218	138,602,089
Suez	1,197,249	14,016,980
		363,911,599
Oil, Gas & Consumable Fuels – 5.1%
Enbridge Inc	1,131,682	34,415,672
Euronav NV	1,990,822	16,225,199
Frontline Ltd#	1,710,191	11,937,133
Repsol SA	3,972,777	34,669,219
TOTAL SA#	2,190,208	83,417,198
Williams Cos Inc	937,447	17,830,242
		198,494,663
Personal Products – 0.7%
Hengan International Group Co Ltd	3,373,000	26,385,774
Pharmaceuticals – 5.6%
Bayer AG	263,791	19,360,532
Bristol-Myers Squibb Co	531,096	31,228,445
GlaxoSmithKline PLC	2,555,155	51,763,875
Pfizer Inc	2,229,258	72,896,737
Sanofi	423,578	43,090,824
		218,340,413
Professional Services – 0.7%
Adecco Group AG	614,988	28,822,093
Semiconductor & Semiconductor Equipment – 2.5%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)#	1,722,104	97,763,844
Tobacco – 5.6%
British American Tobacco PLC	4,092,341	157,207,756
Imperial Brands PLC	3,146,130	59,902,338
		217,110,094
Trading Companies & Distributors – 1.0%
Brenntag AG	769,579	40,397,228
Water Utilities – 3.0%
Severn Trent PLC	2,638,400	80,936,615
United Utilities Group PLC	3,328,657	37,489,028
		118,425,643
Wireless Telecommunication Services – 5.5%
China Mobile Ltd	5,415,500	36,593,847
Tele2 AB	3,190,874	42,276,970
Vodafone Group PLC	83,760,928	133,539,869
		212,410,686
Total Common Stocks (cost $3,805,054,696)		3,740,013,364
Preferred Stocks – 3.8%
Household Products – 1.6%
Henkel AG & Co KGaA	646,930	60,136,957
Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co Ltd	2,227,079	86,975,930
Total Preferred Stocks (cost $139,927,059)		147,112,887
Rights – 0.1%
Diversified Telecommunication Services – 0%
Telefonica SA*,#	7,833,010	1,540,819
Oil, Gas & Consumable Fuels – 0.1%
Repsol SA*	3,972,777	1,933,836
Total Rights (cost $3,913,036)		3,474,655
Investment Companies – 1.5%
Money Markets – 1.5%
Fidelity Investments Money Market Treasury Portfolio, 0.0800%ºº (cost $60,715,572)	60,715,572	60,715,572
Investments Purchased with Cash Collateral from Securities Lending – 1.9%
Investment Companies – 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	59,614,686	59,614,686

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.4%
Royal Bank of Canada, 0.0900%, 7/1/20	$14,903,671	$14,903,671
Total Investments Purchased with Cash Collateral from Securities Lending (cost $74,518,357)		74,518,357
Total Investments (total cost $4,084,128,720) – 103.4%		4,025,834,835
Liabilities, net of Cash, Receivables and Other Assets – (3.4)%		(132,684,733)
Net Assets – 100%		$3,893,150,102

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$917,685,794	22.8%
Germany	640,233,835	15.9
France	563,348,278	14.0
United States	480,290,374	11.9
China	275,918,200	6.9
Italy	212,261,314	5.3
Switzerland	151,897,178	3.8
Spain	118,082,911	2.9
Canada	99,530,123	2.5
Taiwan	97,763,844	2.4
South Korea	86,975,930	2.2
Netherlands	81,749,865	2.0
Australia	73,674,506	1.8
Finland	63,872,775	1.6
Norway	48,376,160	1.2
Sweden	42,276,970	1.0
Singapore	37,126,324	0.9
Portugal	18,545,255	0.5
Belgium	16,225,199	0.4

Total	$4,025,834,835	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	$245,945∆	$-	$-	$59,614,686

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	313,800,954	(254,186,268)	59,614,686

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/29/20	(249,062,606)	$311,569,971	$2,966,652
Euro	7/29/20	(266,366,387)	299,880,991	448,726
Total				$3,415,378

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 29,746,780
Forward foreign currency exchange contracts, sold	771,387,606

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$107,822,466	$73,674,506	$-
Insurance	65,114,451	313,187,104	-
Multi-Utilities	43,155,445	320,756,154	-
Oil, Gas & Consumable Fuels	80,408,246	118,086,417	-
Pharmaceuticals	104,125,182	114,215,231	-
Semiconductor & Semiconductor Equipment	97,763,844	-	-
All Other	-	2,301,704,318	-
Preferred Stocks	-	147,112,887	-
Rights	3,474,655	-	-
Investment Companies	60,715,572	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	74,518,357	-
Total Investments in Securities	$562,579,861	$3,463,254,974	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,415,378	-

Total Assets	$562,579,861	$3,466,670,352	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.